CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 32,613,551	$ 35,240,787	$ 24,783,493
Interest on debt instruments using the effective interest method	965,935	1,029,377	588,792
Total Interest on financial instruments using the effective interest method	33,579,486	36,270,164	25,372,285
Interest income on overnight and market funds	208,491	197,307	61,962
Interest and valuation on financial instruments	1,756,244	578,688	1,362,700
Total interest and valuation on financial instruments	35,544,221	37,046,159	26,796,947
Interest expenses	(15,023,911)	(16,668,295)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	20,520,310	20,377,864	18,354,477
Credit impairment charges on loans, advances and financial leases, net	(5,413,652)	(7,461,479)	(3,721,353)
Credit impairment for other financial instruments	(38,697)	(107)	(70,344)
Total credit impairment charges, net	(5,452,349)	(7,461,586)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	15,067,961	12,916,278	14,562,780
Fees and commissions income	7,688,838	7,080,878	6,370,526
Fees and commissions expenses	(3,511,774)	(3,097,280)	(2,590,166)
Total fees and commissions, net	4,177,064	3,983,598	3,780,360
Other operating income	3,041,985	3,979,650	2,053,435
Dividends and net income on equity investments	104,573	210,185	235,854
Total operating income, net	22,391,583	21,089,711	20,632,429
Operating expenses
Salaries and employee benefits	(5,628,062)	(5,350,234)	(4,417,656)
Other administrative and general expenses	(5,445,212)	(5,033,944)	(4,559,900)
Taxes other than income tax	(1,442,511)	(1,433,148)	(929,512)
Impairment, depreciation and amortization	(1,117,881)	(1,124,859)	(980,575)
Total operating expenses	(13,633,666)	(12,942,185)	(10,887,643)
Profit before income tax	8,757,917	8,147,526	9,744,786
Income tax	(2,392,336)	(1,932,555)	(2,748,421)
Net income	6,365,581	6,214,971	6,996,365
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936	6,783,490
Non-controlling interest	$ 97,837	$ 98,035	$ 212,875
Basic earnings per share to common shareholders, stated in units of pesos	$ 6,576	$ 6,420	$ 7,113
Diluted earnings per share to common shareholders, stated in units of pesos	$ 6,576	$ 6,420	$ 7,113
Commercial
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 16,550,290	$ 17,277,481	$ 10,950,463
Consumer Services
Interest on loans and financial leases
Total interest income on loans and financial leases	8,502,467	10,062,092	7,821,758
Mortgage
Interest on loans and financial leases
Total interest income on loans and financial leases	3,790,158	3,852,725	3,377,432
Financial Leases
Interest on loans and financial leases
Total interest income on loans and financial leases	3,559,814	3,879,188	2,461,456
Small Business Loans
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 210,822	$ 169,301	$ 172,384